Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 15, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Impairments of intangible assets	$ 0	$ 0
Amortization expense	$ 300,000	$ 0	$ 0